Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 4,159	$ 3,288	$ 2,690
Financial liabilities	14,155	$ 12,807	$ 11,405
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	305
Financial liabilities	10,604
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	289
Financial liabilities	10,045
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	16
Financial liabilities	$ 559